CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 5,765	$ 20,085
Bank deposits	21,000	21,448
Marketable securities	9,846	1,709
Receivables from collaborative arrangements	10,176	13,065
Prepaid expenses and other current assets	1,691	800
TOTAL CURRENT ASSETS	48,478	57,107
NON-CURRENT ASSETS:
Long-term receivables from collaborative arrangements	2,499	7,402
Restricted long-term deposits and cash	1,289	1,298
Property and equipment, net	826	1,051
Operating lease right-of-use assets	1,153	1,501
Funds in respect of employee rights upon retirement	738	830
TOTAL NON-CURRENT ASSETS	6,505	12,082
TOTAL ASSETS	54,983	69,189
CURRENT LIABILITIES:
Accounts payable	860	766
Other accounts payable	1,664	10,145
Current maturities of operating leases	701	781
TOTAL CURRENT LIABILITIES	3,225	11,692
LONG-TERM LIABILITIES
Operating leases liabilities	369	810
Liability for employee rights upon retirement	1,038	1,093
TOTAL LONG-TERM LIABILITIES	1,407	1,903
TOTAL LIABILITIES	4,632	13,595
SHAREHOLDERS' EQUITY:
Ordinary Shares, NIS 0.1 par value – authorized: 50,000,000 as of December 31, 2021 and June 30, 2022; issued and outstanding: 23,126,804 and 23,129,469 as of December 31, 2021 and June 30, 2022, respectively.	638	638
Additional paid-in capital	233,586	233,098
Accumulated deficit	(183,873)	(178,142)
TOTAL SHAREHOLDERS' EQUITY	50,351	55,594
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 54,983	$ 69,189